Equity-Based Compensation - Restricted Stock Units Activity (Details) - Restricted Stock Units	9 Months Ended
Sep. 30, 2020 $ / shares shares
Shares
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	829,348
Forfeited (in shares) | shares	(9,116)
Ending balance (in shares) | shares	799,607
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	27.85
Forfeited (in dollars per share) | $ / shares	23.67
Ending balance (in dollars per share) | $ / shares	$ 28.07
Vested (in shares) | shares	(20,625)
Vested (in dollars per share) | $ / shares	$ 21.00